Inventory	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventory	Note 5 - Inventory At December 31, 2024 and 2023, the Company had inventory of $233,510 and $795,824, consisting of finished goods, raw materials and packaging supplies.